PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment
Property, plant and equipment, gross	$ 22,354	$ 25,258
Less accumulated depreciation	9,783	10,625
Property, plant and equipment-net	12,571	14,633	$ 14,967
Land
Property, Plant and Equipment
Property, plant and equipment, gross	717	972
Buildings and improvements
Property, Plant and Equipment
Property, plant and equipment, gross	4,914	5,541
Machinery equipment and vehicle fleet
Property, Plant and Equipment
Property, plant and equipment, gross	$ 16,723	$ 18,745